Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Hennessy Focus Fund | Hennessy Focus Fund | Investor Class
Risk/Return:
Trading Symbol	HFCSX
Hennessy Focus Fund | Hennessy Focus Fund | Institutional Class
Risk/Return:
Trading Symbol	HFCIX
Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund - Investor Class
Risk/Return:
Trading Symbol	HFLGX
Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund | Hennessy Cornerstone Large Growth Fund - Institutional Class
Risk/Return:
Trading Symbol	HILGX
Hennessy Large Value Fund | Hennessy Large Value Fund | Hennessy Large Value Fund - Investor Class
Risk/Return:
Trading Symbol	HSVFX
Hennessy Large Value Fund | Hennessy Large Value Fund | Hennessy Large Value Fund - Institutional Class
Risk/Return:
Trading Symbol	HSVIX
Hennessy Equity and Income Fund | Hennessy Equity and Income Fund | Institutional Class
Risk/Return:
Trading Symbol	HEIFX
Hennessy Equity and Income Fund | Hennessy Equity and Income Fund | Investor Class
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Trading Symbol	HEIIX
Hennessy Core Bond Fund | Hennessy Core Bond Fund | Investor Class
Risk/Return:
Trading Symbol	HCBFX
Hennessy Core Bond Fund | Hennessy Core Bond Fund | Institutional Class
Risk/Return:
Trading Symbol	HCBIX
Hennessy Gas Utility Index Fund | Hennessy Gas Utility Index Fund | Investor Class
Risk/Return:
Trading Symbol	GASFX
Hennessy Small Cap Financial Fund | Hennessy Small Cap Financial Fund | Investor Class
Risk/Return:
Trading Symbol	HSFNX
Hennessy Small Cap Financial Fund | Hennessy Small Cap Financial Fund | Institutional Class
Risk/Return:
Trading Symbol	HISFX
Hennessy Large Cap Financial Fund | Hennessy Large Cap Financial Fund | Investor Class
Risk/Return:
Trading Symbol	HLFNX
Hennessy Technology Fund | Hennessy Technology Fund | Investor Class
Risk/Return:
Trading Symbol	HTECX
Hennessy Technology Fund | Hennessy Technology Fund | Institutional Class
Risk/Return:
Trading Symbol	HTCIX